Bank Loan (Tables)	12 Months Ended
Mar. 31, 2025
Bank Loan [Abstract]
Schedule of Bank Loan

As of March 31, 2025 and 2024, bank loan consisted of the following:

Bank loan		Nature of		Amount of	As of March 31,
drawdown date	Provider	bank loan	Interest rate	bank loan	2025	2024
April 25, 2024	Nanyang Commercial Bank Limited	Term loan under SME Financing Scheme (“SME Term Loan”)	Hong Kong Prime rate minus 2.5% p.a.	HK$ 9,000,000	$1,066,363	—
Total					1,066,363	—
Less: non-current portion					(962,671)	—
Amount classified as current liabilities					$103,692	—

Schedule of Remaining Contractual Maturities of the Bank Loan

The table below summarizes the remaining contractual maturities of the bank loan as of March 31, 2025. The loans are categorized by the years in which repayments are due:

During the year ended March 31,
2026	$134,264
2027	134,264
2028	134,264
2029	134,264
2030	134,264
Thereafter	548,249
Total repayments of bank loans	1,219,569
Less: imputed interest	(153,206)
Balance recognized on the balance sheet as of March 31, 2025	$1,066,363